Putnam Small Cap Value Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Small Cap Value Fund	Class A		Class B		Class C		Class M		Class R		Class R5	Class R6	Class Y
Management fees	0.62%		0.62%		0.62%		0.62%		0.62%		0.62%	0.62%	0.62%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses	0.31%	[1]	0.31%	[1]	0.31%	[1]	0.31%	[1]	0.31%	[1]	0.24%	0.14%	0.31%	[1]
Acquired fund fees and expenses	0.26%		0.26%		0.26%		0.26%		0.26%		0.26%	0.26%	0.26%
Total annual fund operating expenses	1.44%		2.19%		2.19%		1.94%		1.69%		1.12%	1.02%	1.19%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Small Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	713	1,004	1,317	2,200
Class B	722	985	1,375	2,160
Class C	322	685	1,175	2,524
Class M	540	938	1,360	2,535
Class R	172	533	918	1,998
Class R5	114	356	617	1,363
Class R6	104	325	563	1,248
Class Y	121	378	654	1,443

Expense Example, No Redemption - Putnam Small Cap Value Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	222	685	1,175	2,160
Class C	222	685	1,175	2,524